Income tax (Details) - AUD ($) $ in Millions	6 Months Ended
	Mar. 31, 2023	Sep. 30, 2022	Mar. 31, 2022
Income tax expense reconciled to profit before income tax
Profit before income tax	$ 5,625	$ 3,751	$ 4,718
Profit before income tax, percentage movement from prior period	50.00%
Profit before income tax, percentage movement from same period in prior year	19.00%
Tax at the Australian company tax rate of 30%	$ 1,688	1,126	1,415
Australian company tax rate (as a percent)	30.00%
Tax at the Australian company tax rate of 30%, percentage movement from prior period	50.00%
Tax at the Australian company tax rate of 30%, percentage movement from same period in prior year	19.00%
The effect of amounts which are not deductible/(assessable) in calculating taxable income
Hybrid capital distributions	$ 54	39	28
Hybrid capital distributions, percentage movement from prior period	38.00%
Hybrid capital distributions, percentage movement from same period in prior year	93.00%
Life insurance: Tax adjustment on policyholder earnings		(1)
Life insurance: Tax adjustment on policyholder earnings, percentage movement from prior period	(100.00%)
Other non-assessable items	$ (1)	(63)	(34)
Other non-assessable items, percentage movement from prior period	(98.00%)
Other non-assessable items, percentage movement from same period in prior year	(97.00%)
Other non-deductible items	$ 10	362	47
Other non-deductible items, percentage movement from prior period	(97.00%)
Other non-deductible items, percentage movement from same period in prior year	(79.00%)
Adjustment for overseas tax rates	$ (16)	(16)	(15)
Adjustment for overseas tax rates, percentage movement from same period in prior year	7.00%
Income tax (over)/under provided in prior years		(84)	7
Income tax (over)/under provided in prior years, percentage movement from prior period	(100.00%)
Income tax (over)/under provided in prior years, percentage movement from same period in prior year	(100.00%)
Other items	$ (115)	(27)	(14)
Total income tax expense	$ 1,620	$ 1,336	$ 1,434
Total income tax expense, percentage movement from prior period	21.00%
Total income tax expense, percentage movement from same period of prior year	13.00%
Effective income tax rate	28.80%	35.62%	30.39%
Effective income tax rate, percentage movement from same period in prior year	1.59%
Tax losses on sale of AAML	$ 86